As filed with the U.S. Securities and Exchange Commission on April 26, 2018

Registration No. 333-221702

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No.	[X]

POWERSHARES EXCHANGE-TRADED SELF-INDEXED FUND TRUST
 (Exact Name as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Address of Principal Executive Office)
Registrant's Telephone Number, including Area Code (800) 983-0903

Anna Paglia, Esquire
3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515
(Name and Address of Agent for Service)

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 1250 Connecticut Ave, NW, Suite 500
Chicago, Illinois 60606	Washington, DC 20036

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.
Title of Securities Being Offered: Shares of Beneficial Interest, no par value, of PowerShares BulletShares 2018 Corporate Bond Portfolio, PowerShares BulletShares 2018 High Yield Corporate Bond Portfolio, PowerShares BulletShares 2019 Corporate Bond Portfolio, PowerShares BulletShares 2019 High Yield Corporate Bond Portfolio, PowerShares BulletShares 2020 Corporate Bond Portfolio, PowerShares BulletShares 2020 High Yield Corporate Bond Portfolio, PowerShares BulletShares 2021 Corporate Bond Portfolio, PowerShares BulletShares 2021 High Yield Corporate Bond Portfolio, PowerShares BulletShares 2022 Corporate Bond Portfolio, PowerShares BulletShares 2022 High Yield Corporate Bond Portfolio, PowerShares BulletShares 2023 Corporate Bond Portfolio,

PowerShares BulletShares 2023 High Yield Corporate Bond Portfolio, PowerShares BulletShares 2024 Corporate Bond Portfolio, PowerShares BulletShares 2024 High Yield Corporate Bond Portfolio, PowerShares BulletShares 2025 Corporate Bond Portfolio, PowerShares BulletShares 2025 High Yield Corporate Bond Portfolio, PowerShares BulletShares 2026 Corporate Bond Portfolio, PowerShares BulletShares 2027 Corporate Bond Portfolio, PowerShares Defensive Equity Portfolio, PowerShares Multi-Factor Large Cap Portfolio and PowerShares U.S. Large Cap Optimized Volatility Portfolio.
An indefinite amount of the Registrant's securities will be registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.  In reliance upon such Rule, no filing fee is paid at this time.
It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended on January 8, 2018 (Accession no. 0001193125-18-004677).

PART C. OTHER INFORMATION

Item 15.	Indemnification.

The Registrant (also, the "Trust") is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, dated October 30, 2015 (the "Declaration of Trust").

Reference is made to Article IX of the Registrant's Declaration of Trust:
Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust or the applicable Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.
No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.
The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.
Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust or the applicable Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.
To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
Further Indemnification.
Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person.  Without limiting the foregoing, the Trust may, in connection with the acquisition of assets subject to liabilities pursuant to Section 4.2 hereof or a merger or consolidation pursuant to Section 10.2 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article IX.
Amendments and Modifications.
Without limiting the provisions of Section 11.1(b) hereof, in no event will any amendment, modification or change to the provisions of this Declaration or the Bylaws adversely affect in any manner the rights of any Covered Person to (a) indemnification under Section 9.5 hereof in connection with any proceeding in which such Covered Person becomes involved as a party or otherwise by virtue of being or having been a Trustee, officer or employee of the Trust or (b) any insurance payments under policies maintained by the Trust, in either case with respect to any act or omission of such Covered Person that occurred or is alleged to have occurred prior to the time such amendment, modification or change to this Declaration or the Bylaws.
Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the "1933 Act") the Registrant furnishes the following undertaking:  "Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue."
Item 16.	Exhibits.

Exhibit Number	Description
(1)	Agreement and Declaration of Trust of the Registrant is incorporated by reference to the Trust's initial Registration Statement on Form N-1A, filed on October 20, 2017.
(1)(a)	Certificate of Trust is incorporated by reference to the Trust's initial Registration Statement on Form N-1A, filed on October 20, 2017.
(2)	Amended and Restated By-laws of the Registrant is incorporated by reference to the Trust's initial Registration Statement on Form N-1A, filed on October 20, 2017.
(3)	Not applicable.
(4)	Agreement and Plan of Reorganization filed as Appendix A to Part A of the Registration Statement on Form N-14, is filed herewith.
(5)	Articles IV, VIII and IX of the Registrant's Agreement and Declaration of Trust and Articles V and VII of the Registrant's Amended and Restated Bylaws define rights of holders of shares.
(6)(a)
Investment Advisory Agreement Between Registrant and Invesco PowerShares Capital Management LLC, for unitary fee Funds is incorporated by reference to the Trust's Registration Statement on Form N-14, filed on November 21, 2017.

(6)(a)(1)	Schedule A to the Investment Advisory Agreement to be filed by Amendment.
(6)(b)
Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC for non-unitary fee Funds is incorporated by reference to the Trust's Registration Statement on Form N-14, filed on November 21, 2017.

(6)(c)	Excess Expense Agreement between Registrant and Invesco PowerShares Capital Management LLC is incorporated by reference to the Trust's Registration Statement on Form N-14, filed on November 21, 2017.
(6)(d)
Management Services Agreement between the Registrant and Invesco PowerShares Capital Management LLC is incorporated by reference to the Trust's Registration Statement on Form N-14, filed on November 21, 2017.

(6)(e)
Memorandum of Agreement between the Registrant and Invesco PowerShares Capital Management LLC is incorporated by reference to the Trust's Registration Statement on Form N-14, filed on November 21, 2017.

(7)	Master Distribution Agreement between the Registrant and Invesco Distributors, Inc., to be filed by amendment.

(8)	Not applicable.
(9)	Custody Agreement between Registrant and The Bank of New York is incorporated by reference to Pre-Effective Amendment No. 1, filed on March 30, 2018.
(9)(a)	Schedule 1 – to the Custody Agreement, to be filed by amendment.
(10)	Not applicable.
(11)	Opinion and consent of counsel regarding the legality of securities being issued is incorporated by reference to the Trust's Registration Statement on Form N-14 filed on November 21, 2017.
(12)	Opinion and consent of counsel regarding tax consequences related to the Agreement and Plan of Reorganization, is filed herewith.
(13)(a)	Fund Administration and Accounting Agreement between Registrant and The Bank of New York, to be filed by amendment.
(13)(b)	Transfer Agency and Service Agreement between Registrant and The Bank of New York is incorporated by reference to Pre-Effective Amendment No. 1, filed on March 30, 2018.
(13)(b)(i)	Exhibit D to the Transfer Agency and Service Agreement, to be filed by amendment.
(13)(c)	Form of Participant Agreement between Invesco Distributors, Inc., the Bank of New York and Participant, to be filed by amendment.
(13)(d)	Form of Sublicensing Agreement between the Registrant and Invesco PowerShares Capital Management LLC, to be filed by amendment.
(14)(a)
Consent of Ernst & Young LLP (Claymore Exchange-Traded Fund Trust and Claymore Exchange-Traded Fund Trust 2) is incorporated by reference to the Trust's Registration Statement on Form N-14 filed on November 21, 2017.

(14)(b)	Consent of Ernst & Young LLP (Rydex Exchange-Traded Fund Trust) is incorporated by reference to the Trust's Registration Statement on Form N-14 filed on November 21, 2017.
(15)	Not applicable.
(16)
N-14 Powers of Attorney for Messrs. Bagge, Barre, Carome, Kole, Nussbaum, Wilson, Lim, and Wicker are incorporated by reference to the Trust's Registration Statement on Form N-14 filed on November 21, 2017.

(17)(a)	Code of Ethics of the Registrant, is incorporated by reference to Pre-Effective Amendment No. 1, filed on March 30, 2018.
(17)(b)	Code of Ethics of Invesco PowerShares Capital Management LLC, is incorporated by reference to Pre-Effective Amendment No. 1, filed on March 30, 2018.
(17)(c)	Code of Ethics of Invesco Advisers, Inc. and Invesco Distributors, is incorporated by reference to Pre-Effective Amendment No. 1, filed on March 30, 2018.

Item 17.	Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and the State of Illinois on the 26th day of April, 2018.

PowerShares Exchange-Traded Self-Indexed Fund Trust

By:	/s/ Daniel E. Draper
Daniel E. Draper
Title:	President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Daniel E. Draper	President	April 26, 2018
Daniel E. Draper

/s/ Steven M. Hill	Treasurer	April 26, 2018
Steven M. Hill

/s/ Anna Paglia	Secretary	April 26, 2018
Anna Paglia

*/s/ Ronn R. Bagge	Trustee	April 26, 2018
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	April 26, 2018
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	April 26, 2018
Kevin M. Carome

*/s/ Marc M. Kole	Trustee	April 26, 2018
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	April 26, 2018
Yung Bong Lim

*/s/ Philip M. Nussbaum	Trustee	April 26, 2018
Philip M. Nussbaum

*/s/ Gary R. Wicker	Trustee	April 26, 2018
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	April 26, 2018
Donald H. Wilson

*By: /s/ Anna Paglia		April 26, 2018
Anna Paglia
Attorney-In-Fact
*	Anna Paglia signs pursuant to powers of attorney incorporated by reference herein.

EXHIBIT INDEX

Number	Exhibit

(4)	Agreement and Plan of Reorganization.

(12)	Opinion and consent of counsel regarding tax consequences related to the Agreement and Plan of Reorganization.